Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($)	Jun. 30, 2022	Feb. 28, 2022	Dec. 31, 2021
Cash and cash equivalents [Abstract]
Cash in banks	$ 48,056,304		$ 90,167,967
Money market fund	10,120,088		0
Commercial paper	2,795,199
Corporate fixed income	604,872
Cash	$ 61,576,463	$ 30,000,000	$ 90,167,967